Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Aspiriant Trust
Entity Central Index Key	0001534881
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000111026 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Equity Allocation Fund
Class Name	Advisor class
Trading Symbol	RMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$15	0.29%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 1,410,512,365
Holdings Count | Holding	120
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,410,512,365
Total number of portfolio holdings	120
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.5%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Schwab Fundamental Emerging Markets Equity ETF	6.5%
iShares MSCI Global Min Vol Factor ETF	5.2%
iShares MSCI ACWI ETF	4.7%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.6%
AQR Large Cap Defensive Style Fund - Class R6	4.5%
GMO Equity Dislocation Investment Fund - Class A	4.0%
Viking Global Equities LP - Class H Interests	3.7%
Microsoft Corp.	1.5%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Quality Fund - Class VI	33.5%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Schwab Fundamental Emerging Markets Equity ETF	6.5%
iShares MSCI Global Min Vol Factor ETF	5.2%
iShares MSCI ACWI ETF	4.7%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.6%
AQR Large Cap Defensive Style Fund - Class R6	4.5%
GMO Equity Dislocation Investment Fund - Class A	4.0%
Viking Global Equities LP - Class H Interests	3.7%
Microsoft Corp.	1.5%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000156767 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Municipal Bond Fund
Class Name	Aspiriant Risk-Managed Municipal Bond Fund
Trading Symbol	RMMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$17	0.34%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[2]
Net Assets	$ 1,199,904,887
Holdings Count | Holding	940
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,199,904,887
Total number of portfolio holdings	940
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer. The interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.5%
iShares National Muni Bond ETF	6.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
Eastern Municipal Water District, 3.15%, 07/1/2046, Call 10/2/2025	0.5%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	0.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.5%
iShares National Muni Bond ETF	6.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
Eastern Municipal Water District, 3.15%, 07/1/2046, Call 10/2/2025	0.5%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	0.3%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000162347 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Defensive Allocation Fund
Class Name	Aspiriant Defensive Allocation Fund
Trading Symbol	RMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[3]
Net Assets	$ 1,006,701,086
Holdings Count | Holding	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,006,701,086
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	25.8%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	14.1%
JPMorgan Global Allocation Fund - Class R6	12.2%
iShares Gold Trust	8.3%
Lazard Rathmore Alternative Fund - Class E	8.0%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	7.0%
Millennium International, Ltd. - Class GG	6.4%
GMO Equity Dislocation Investment Fund - Class A	4.9%
Elliott Associates, LP - Class C Shares	4.8%
BlackRock Event Driven Equity Fund - Institutional Shares	4.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	25.8%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	14.1%
JPMorgan Global Allocation Fund - Class R6	12.2%
iShares Gold Trust	8.3%
Lazard Rathmore Alternative Fund - Class E	8.0%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	7.0%
Millennium International, Ltd. - Class GG	6.4%
GMO Equity Dislocation Investment Fund - Class A	4.9%
Elliott Associates, LP - Class C Shares	4.8%
BlackRock Event Driven Equity Fund - Institutional Shares	4.0%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000194824 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Taxable Bond Fund
Class Name	Aspiriant Risk-Managed Taxable Bond Fund
Trading Symbol	RMTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$14	0.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 316,430,095
Holdings Count | Holding	11
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$316,430,095
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.4%
PIMCO Income Fund - Institutional Class	15.7%
DoubleLine Total Return Bond Fund - I Class	13.4%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	9.0%
GMO Emerging Country Debt Fund, Class VI	6.0%
Vanguard Long-Term Treasury ETF	5.7%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	2.2%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.4%
PIMCO Income Fund - Institutional Class	15.7%
DoubleLine Total Return Bond Fund - I Class	13.4%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	9.0%
GMO Emerging Country Debt Fund, Class VI	6.0%
Vanguard Long-Term Treasury ETF	5.7%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	2.2%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.8%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.